Segment Reporting (Details) - Schedule of major distributors revenue - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Distributor A [Member]
Segment Reporting (Details) - Schedule of major distributors revenue [Line Items]
Revenue	$ 623,903	$ 1,019,139	$ 1,331,194
Other Distributors [Member]
Segment Reporting (Details) - Schedule of major distributors revenue [Line Items]
Revenue	8,189,076	9,289,170	12,253,560
Wholesale [Member]
Segment Reporting (Details) - Schedule of major distributors revenue [Line Items]
Revenue	$ 8,812,979	$ 10,308,309	$ 13,584,754